                             485BXT
                    Post-Effective Amendment

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 34                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 34                                                 [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: May 1, 2002

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the
Registrant's Post-Effective Amendment No. 33 to May 1, 2002. The
Post-Effective Amendment originally requested effectiveness as of March 22,2002.

The following documents are hereby incorporated by reference:

*   Prospectuses for the funds under the issuer American Century Variable
    Portfolios, Inc. filed pursuant to Rule 485(a) on January 23, 2002
    (Accession No.0000814680-02-00001).

*   Statement of Additional Information for American Century Variable
    Portfolios, Inc. filed pursuant to Rule 485(a) on January 23, 2002.
    (Accession No.0000814680-02-00001).

*   Part C to the Registration Statement of American Century Variable
    Portfolios, Inc. filed pursuant to Rule 485(a) on January 23, 2002.
    (Accession No.0000814680-02-00001).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 34 to its
Registration Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.34 to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Kansas City, and State of Missouri, on the 22nd day of March 2002.

                                       American Century Variable Portfolios, Inc.
                                       (Registrant)

                                       By: /*/William M. Lyons
                                       President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 34 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*William M. Lyons           President and                      March 22, 2002
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,             March 22, 2002
Maryanne Roepke             Treasurer and Chief
                            Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          March 22, 2002
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           March 22, 2002
James E. Stowers III

*Thomas A. Brown            Director                           March 22, 2002
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                           March 22, 2002
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           March 22, 2002
D. D. (Del) Hock

*Donald H. Pratt            Director                           March 22, 2002
Donald H. Pratt

*Gale E. Sayers             Director                           March 22, 2002
Gale E. Sayers

*M. Jeannine Strandjord     Director                           March 22, 2002
M. Jeannine Strandjord

*Timothy S. Webster
Timothy S. Webster          Director                           March 22, 2002

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact